Annual Total Returns [BarChart] - Brighthouse/Artisan International Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2015	(3.49%)
Annual Return 2016	(9.11%)
Annual Return 2017	31.64%
Annual Return 2018	(10.68%)
Annual Return 2019	30.22%
Annual Return 2020	7.91%